Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Australia
Superannuation commitments
Discount rate	5.40%	5.60%
Salary increases	3.40%	3.50%
Inflation rate (pensioners received inflationary increase)	2.40%	2.50%
Life expectancy of a 60-year-old male	32 years 1 month 6 days	31 years 10 months 24 days
Life expectancy of a 60-year-old female	34 years 7 months 6 days	34 years 6 months
Overseas
Superannuation commitments
Life expectancy of a 60-year-old female		29 years 7 months 6 days
Overseas | Minimum
Superannuation commitments
Discount rate	4.20%	4.30%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 8 months 12 days	27 years 7 months 6 days
Life expectancy of a 60-year-old female	29 years 6 months
Overseas | Maximum
Superannuation commitments
Discount rate	5.70%	5.00%
Salary increases	4.00%	3.90%
Inflation rate (pensioners received inflationary increase)	3.10%	3.20%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	27 years 9 months 18 days
Life expectancy of a 60-year-old female	29 years 9 months 18 days
Parent Entity | Australia
Superannuation commitments
Discount rate	5.40%	5.60%
Salary increases	3.40%	3.50%
Inflation rate (pensioners received inflationary increase)	2.40%	2.50%
Life expectancy of a 60-year-old male	32 years 1 month 6 days	31 years 10 months 24 days
Life expectancy of a 60-year-old female	34 years 7 months 6 days	34 years 6 months
Parent Entity | Overseas
Superannuation commitments
Life expectancy of a 60-year-old female		29 years 7 months 6 days
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	4.20%	4.30%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 8 months 12 days	27 years 7 months 6 days
Life expectancy of a 60-year-old female	29 years 6 months
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	5.70%	5.00%
Salary increases	4.00%	3.90%
Inflation rate (pensioners received inflationary increase)	3.10%	3.20%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	27 years 9 months 18 days
Life expectancy of a 60-year-old female	29 years 9 months 18 days